UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2013

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ironclad Managed Risk Fund
(Ticker Symbol: IRONX)

ANNUAL REPORT
September 30, 2013

Ironclad Managed Risk Fund
A series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	4
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	18
Supplemental Information	19
Expense Example	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ironclad Managed Risk Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.IroncladFunds.com

Ironclad Investments LLC
Total Returns as of September 30, 2013

	S&P 500 Index	CBOE S&P 500 PutWrite Index	Ironclad Managed Risk Fund
1-Year	19.34%	5.24%	3.95%
1-Year Standard Deviation	9.10%	4.26%	2.07%
Annualized Since Inception	15.36%	8.64%	8.42%
Annualized Standard Deviation	12.54%	9.03%	4.10%

Inception date for the Fund is 10/14/2010 and total annual operating expenses of the Fund are 1.25%.

The performance data quoted here represents past performance.  Past performance is no guarantee of future results.  Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end please call (888) 979-IRON (4766).

A redemption fee of 2.00% will be imposed on redemptions or exchanges of shares you have owned for 30 days or less.  Please see the Prospectus for more information.

The CBOE S&P 500 PutWrite Index is an unmanaged index, which systematically sells one-month, at-the-money, put options on the S&P 500 Index collateralized by a portfolio of Treasury Bills.  The S&P 500 Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general.  These indices are unmanaged, not available for investment and do not reflect expenses, fees or sales charge, which would lower performance.

Standard Deviation is a common measure of the volatility of investment returns.

Equity markets fluctuate based on price movements.  Foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments and changes in the regulatory environment of foreign countries.  Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries.

The value of the Fund’s positions in options will fluctuate in response to changes in the values of the assets they track and may be subject to greater fluctuations in value than investments in the underlying assets.  The risk involved in selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to buy the underlying security from the purchaser at an exercise price that is higher than its prevailing market price.  The trading of options is a highly specialized activity that entails greater than ordinary investment risks.

Fixed-income securities respond to economic developments, particularly interest rate changes and the creditworthiness of individual issuers.  Changes in interest rates may cause the value of a security to fluctuate, with lower rated securities more volatile than higher rated securities.  Changes to or the withdrawal of a rating may result in the security becoming less liquid or losing value.

To our Fellow Shareholders:

Overview
Over the past three years, IRONX has successfully navigated a market saddled with persistent unemployment, unrest in the Middle East, a devastating tragedy in Japan, a downgrade of the federal government’s credit rating, a European sovereign debt crisis, a divided government and unprecedented levels of monetary stimulus.  Despite these external influences, our process of managing risk has led to consistent outcomes:

As of September 30, 2013	Total Return	Standard Deviation
2011	7.33%	5.33%
2012	7.53%	3.96%
YTD 2013	4.72%	1.86%
Annualized Since Inception	8.42%	4.10%

As investors, we have no control over the direction of the market, but we can exercise some control over the level of risk in our portfolios.  Managing risk is the focal point of our investment process at Ironclad.  Our process of managing risk drives our returns rather than the arbitrary returns generated by the market.

Performance
IRONX began its fiscal year amid a modest -7.31% peak-to-trough decline in the S&P 500, which began on September 14, 2012 and ended on November 15, 2012.  Over the same period, the CBOE S&P 500 PutWrite Index declined by -4.09% and IRONX declined by -1.72%.

Peak-to-Trough Decline	S&P 500 Index	CBOE S&P 500 PutWrite Index	IRONX
9/14/12 – 11/15/12	-7.31%	-4.09%	-1.72%
2/19/13 – 2/25/13	-2.77%	-1.47%	-0.75%
4/11/13 – 4/18/13	-3.24%	-0.67%	-0.91%
5/21/13 – 6/24/13	-5.58%	-2.32%	-1.27%
8/2/13 – 8/27/13	-4.45%	-2.28%	-0.63%
9/18/13 – 10/8/13	-3.95%	-2.49%	-0.99%

The potential benefits of our managed risk approach are best illustrated by looking at the frequency of significant declines over the past year.

10/1/12 - 9/30/13	S&P 500 Index	CBOE S&P 500 PutWrite Index	IRONX
Days Losing > -1%	20	6	0
Days Losing > -2%	3	1	0
Average Loss When S&P 500 Loses > -1%	-1.51%	-0.91%	-0.44%

Outlook
The Federal Reserve recently decided to maintain their unprecedented level of monetary stimulus and “await more evidence that progress will be sustained before adjusting the pace of its purchases.”  Equity volatility increased as the yield on 10-year Treasuries spiked in anticipation of a “tapering” of asset purchases.  However, the Federal Reserve was concerned that an “announcement of a reduction in asset purchases at this meeting might trigger an additional, unwarranted tightening of financial conditions.”

The average daily change for the S&P 500 declined to 0.45% over the 3rd Quarter in 2013, which is the lowest level since 2006.  We anticipate an increase in equity volatility, currently at seven-year lows, as the Federal Reserve unwinds its latest iteration of quantitative easing.  By focusing on short-dated options, we believe IRONX will be in an excellent position to monetize any increase in volatility as it occurs.

We look forward to continuing our role as stewards of your capital.

Sincerely,

Rudy Aguilera
Portfolio Manager

The views in this Report were those of the Fund Manager at the time of writing this report and may not reflect the views of the Manager on the date this Report is first published or anytime thereafter.  These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

Ironclad Managed Risk Fund
FUND PERFORMANCE at September 30, 2013 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the CBOE S&P 500 PutWrite Index and the S&P 500® Index.  Results include the reinvestment of all dividends and capital gains.

The CBOE S&P 500 PutWrite Index is an unmanaged index, which systematically sells one-month, at-the-money, put options on the S&P 500® Index collateralized by a portfolio of Treasury Bills.  The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.  Please note an investor cannot invest directly in an index.

Total Returns as of September, 30 2013	6 Months	1 Year	Since Inception (10/14/10)
Ironclad Managed Risk Fund	1.83%	3.95%	8.42%
CBOE S&P 500 PutWrite Index	1.76%	5.24%	8.64%
S&P 500® Index	8.31%	19.34%	15.36%

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 979-IRON (4766).

Gross and net expense ratio for the Fund is 1.25%, which are the amounts stated in the current prospectus as of the date of this report.  The Advisor is obligated to pay all Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares is not reflected in the total returns.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2013

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.7%
	CALL OPTIONS – 0.7%
	S&P 500 Index
250	Exercise Price: $1,690.00, Expiration Date: October 4, 2013	$217,500
1,200	Exercise Price: $1,690.00, Expiration Date: October 19, 2013	1,950,000

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $2,644,556)	2,167,500

Principal Amount

	SHORT-TERM INVESTMENTS – 97.6%
241,621,302	UMB Money Market Fiduciary, 0.01%1	241,621,302
58,000,000	United States Treasury Bill, 0.00%, 12/12/2013	57,998,840

	SHORT-TERM INVESTMENTS (Cost $299,620,142)	299,620,142

	TOTAL INVESTMENTS – 98.3% (Cost $302,264,698)	301,787,642
	Other Assets in Excess of Liabilities – 1.7%	5,318,930

	TOTAL NET ASSETS –100.0%	$307,106,572

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.7)%
	CALL OPTIONS – (0.3)%
	S&P 500 Index
(250)	Exercise Price: $1,705.00, Expiration Date: October 4, 2013	(80,000)
(1,200)	Exercise Price: $1,715.00, Expiration Date: October 19, 2013	(774,000)

	TOTAL CALL OPTIONS (Proceeds $1,121,204)	(854,000)

	PUT OPTIONS – (0.4)%
	S&P 500 Index
(250)	Exercise Price: $1,660.00, Expiration Date: October 4, 2013	(116,250)
(400)	Exercise Price: $1,625.00, Expiration Date: October 19, 2013	(330,000)
(800)	Exercise Price: $1,630.00, Expiration Date: October 19, 2013	(724,000)

	TOTAL PUT OPTIONS (Proceeds $943,485)	(1,170,250)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $2,064,689)	$(2,024,250)

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
SUMMARY OF INVESTMENTS
As of September 30, 2013

Security Type	Percent of Total Net Assets
Short-Term Investments	97.6%
Purchased Call Options Contracts	0.7%
Total Investments	98.3%
Other Assets in Excess of Liabilities	1.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2013

Assets:
Investments, at value (cost $299,620,142)	$299,620,142
Purchased options contracts, at value (cost $2,644,556)	2,167,500
Segregated cash with broker	5,914,647
Receivables:
Fund shares sold	1,951,868
Interest	1,955
Total assets	309,656,112

Liabilities:
Written options contracts, at value (proceeds $2,064,689)	2,024,250
Payables:
Fund shares redeemed	212,183
Advisory fees	313,107
Total liabilities	2,549,540

Net Assets	$307,106,572

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$296,444,231
Accumulated net investment loss	-
Accumulated net realized gain on puchased options contracts and written options contracts	11,098,958
Net unrealized appreciation (depreciation) on:
Purchased options contracts	(477,056)
Written options contracts	40,439
Net Assets	$307,106,572

Shares of beneficial interest issued and outstanding	27,665,527
Net asset value per share	$11.10

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF OPERATIONS
For the Year Ended Ended September 30, 2013

Investment Income:
Interest	$67,408
Total investment income	67,408

Expenses:
Advisory fees	3,205,889
Interest expense	428
Total expenses	3,206,317
Net investment loss	(3,138,909)

Realized and Unrealized Gain (Loss) from Purchased Options Contracts and Written Options Contracts:
Net realized gain on:
Purchased options contracts	1,637,262
Written options contracts	12,600,844
Net realized gain	14,238,106
Net change in unrealized appreciation/depreciation on:
Purchased options contracts	(477,056)
Written options contracts	40,439
Net change in unrealized appreciation/depreciation	(436,617)
Net realized and unrealized gain on purchased options contracts
and written options contracts	13,801,489

Net Increase in Net Assets from Operations	$10,662,580

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(3,138,909)	$(1,741,887)
Net realized gain on purchased options contracts and
written options contracts	14,238,106	20,571,630
Net change in unrealized appreciation/depreciation on
purchased options contracts and written options contracts	(436,617)	77,254
Net increase in net assets resulting from operations	10,662,580	18,906,997

Distributions to Shareholders:
From net realized gains	(16,699,884)	(4,454,433)
Total distributions to shareholders	(16,699,884)	(4,454,433)

Capital Transactions:
Net proceeds from shares sold	157,445,411	118,224,458
Reinvestment of distributions	12,946,405	4,440,284
Cost of shares redeemed1	(60,592,933)	(34,431,208)
Net increase in net assets from capital transactions	109,798,883	88,233,534

Total increase in net assets	103,761,579	102,686,098

Net Assets:
Beginning of period	203,344,993	100,658,895
End of period	$307,106,572	$203,344,993

Accumulated net investment loss	$-	$-

Capital Share Transactions:
Shares sold	14,428,739	10,676,230
Shares reinvested	1,221,359	418,895
Shares redeemed	(5,525,443)	(3,123,072)
Net increase from capital share transactions	10,124,655	7,972,053

1	Net of redemption fee proceeds of $20,181, and $7,162, respectively.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended September 30, 2013		For the Year Ended September 30, 2012		For the Period October 14, 2010* through September 30, 2011
Net asset value, beginning of period	$11.59		$10.52		$10.00
Income from Investment Operations:
Net investment loss1	(0.13)		(0.14)		(0.12)
Net realized and unrealized gain on investments	0.55		1.68		0.74
Total from investment operations	0.42		1.54		0.62

Less Distributions:
From net realized gain	(0.91)		(0.47)		(0.10)
Total distributions	(0.91)		(0.47)		(0.10)

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$11.10		$11.59		$10.52

Total return3	3.95%		15.05%		6.23%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$307,107		$203,345		$100,659

Ratio of expenses to average net assets	1.25%		1.25%		1.26%	5
Ratio of expenses to average net assets excluding interest expense	1.25%		1.25%		1.25%	5

Ratio of net investment loss to average net assets	(1.22)%		(1.23)%		(1.20)%	5
Ratio of net investment loss to average net assets excluding interest expense	(1.22)%		(1.23)%		(1.19)%	5

Portfolio turnover rate	-%		-%		-%	4

*	Commencement of operations.
1	Based on average daily shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2013

Note 1 – Organization
Ironclad Managed Risk Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

Under normal circumstances, the Fund’s primary strategy consists of selling put options on equity indexes and exchange traded funds (“ETFs”).  The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets that are in excess of the income collected.  The Fund retains the income collected during market advances.  The Fund’s investment advisor seeks to manage the risk of the equity exposure in the portfolio by generating income that reduces the impact of market declines. For defensive purposes or if the options expire, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency.  When the Fund takes a defensive position, the Fund may not achieve its investment objective.

Transactions in option contracts written for the year ended September 30, 2013 were as follows:

	Number of Contracts	Premiums Received
Outstanding at September 30, 2012	-	$-
Options written	98,130	37,451,775
Options terminated in closing purchasing transactions	(16,518)	(7,198,645)
Options expired	(78,712)	(28,188,441)
Options exercised	-	-
Outstanding at September 30, 2013	2,900	$2,064,689

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

(e) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment loss or net realized gain may differ from the character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes.  Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

(f) Money Market Investments
The Ironclad Managed Risk Fund invests a significant amount (78.7% as of September 30, 2013) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets, and is subject to the risk of the financial condition of UMB Bank.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ironclad Investments LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets.  The Advisor is obligated to pay all Fund expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation).

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Federal Income Taxes
At September 30, 2013, gross unrealized appreciation and depreciation of investments owned by the fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$301,787,642

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized appreciation	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended September 30, 2013, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
$ -	$ 3,138,909	$ (3,138,909)

As of September 30, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$2,381,147
Undistributed long-term capital gains	8,281,194
Tax accumulated earnings	10,662,341

Accumulated capital and other losses	-
Unrealized depreciation	-
Total accumulated earnings	$10,662,341

The tax character of the distributions paid during the fiscal year ended September 30, 2013 and September 30, 2012 were as follows:

Distributions paid from:	2013	2012
Ordinary Income	$5,827,583	$1,775,675
Net long term capital gains	10,872,301	2,678,758
Total distributions paid	$16,699,884	$4,454,433

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended September 30, 2013, the Fund received $20,181 in redemption fees, and $7,162 in 2012.

Note 6 – Investment Transactions
The Fund’s primary strategy consists of selling put options on exchange traded funds (“ETFs”) and equity indexes.  The Fund did not have any purchases or sales of investments with maturities of one year or more during the year ended September 30, 2013.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts containing a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how this information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Purchased Options Contracts	$-	$2,167,500	$-	$2,167,500
Short-Term Investments
Money Market	241,621,302	-	-	241,621,302
U.S. Treasury Bill	-	57,998,840	-	57,998,840
Total Assets	$241,621,302	$60,166,340	$-	$301,787,642

Liabilities
Written Options Contracts	$-	$2,024,250	$-	$2,024,250

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the year ended September 30, 2013.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of September 30, 2013 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$2,167,500	Written options contracts, at value	$2,024,250
Total		$2,167,500		$2,024,250

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$1,637,262	$12,600,844
Total	$1,637,262	$12,600,844

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(477,056)	$40,439	$(436,617)
Total	$(477,056)	$40,439	$(436,617)

Note 10 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the Ironclad Managed Risk Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period October 14, 2010 to September 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ironclad Managed Risk Fund as of September 30, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and for the period October 14, 2010 to September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 22, 2013

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

The Fund designates $10,872,301 as long-term capital gains distributions for the fiscal year ended September 30, 2013.

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 979-IRON (4766).  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Retired (2013-present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	71	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	71	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Interim CEO, Unified Fund Services (now Huntington), a mutual fund service provider (2003-2006); Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus-NICSA.	71	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Service, LLC, a mutual and hedge fund service provider (1988-2006).	71	Investment Managers Series Trust II, a registered investment company

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present).	71	Investment Managers Series Trust II, a registered investment company
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 22-23, 2013, and September 17-18, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Ironclad Investments, LLC (the “Investment Advisor”) with respect to the Ironclad Managed Risk Fund series of the Trust (the “Fund”) until December 31, 2013.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the S&P 500 Index, the CBOE S&P 500 Putwrite Index, and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Moderate Allocation fund category (the “Universe”) and its Long/Short Equity fund category; reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from the Universe; and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the materials they reviewed indicated that the annualized total return of the Fund for the one-year period ended June 30, 2013, was higher than the CBOE S&P 500 Putwrite Index by four basis points, but was below the return of the S&P 500 Index (by 1,304 basis points) and the median returns of the funds in the Performance Peer Group (by eight basis points) and Universe (by 440 basis points).  In considering the Fund’s performance, the Board considered the Fund’s unique investment strategies, which the Board noted differed significantly from those of many of the other funds in its Performance Peer Group and made construction of an appropriate peer group difficult.

The Board also considered the overall quality of services provided by Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities for day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee, Expense Ratio, Profitability and Economies of Scale
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees paid by the Fund, the Board observed that the meeting materials indicated that the Fund’s investment advisory fees were higher than the medians of the Expense Peer Group and Universe by 29 basis points, placing the Fund in the 98th percentile of funds in the Universe.  The Trustees noted that the Fund pays a unitary fee to the Investment Advisor, from which the Investment Advisor pays the Fund’s operating expenses, and that for purposes of comparing the Fund’s advisory fee to those of funds in its Expense Peer Group and Universe, the Fund’s advisory fee had been calculated by deducting the Fund’s operating expenses from the Fund’s unitary fee.  With respect to the Fund’s total expenses, the Board observed that the total expenses paid by the Fund were higher than the median of the Fund’s Expense Peer Group by 24 basis points and higher than the median of the Fund’s Universe by 34 basis points, placing the Fund in the 84th percentile of the funds in the Universe.

In considering the Fund’s investment advisory fees and total expenses, the Trustees considered the Fund’s unitary fee structure and determined that given the increasing size of the Fund’s assets it would be appropriate to consider changing the Fund’s fee structure to a more traditional structure with a specified investment advisory fee and expense limitation, to ensure that any economies of scale would benefit the Fund’s shareholders.  The Trustees noted that the Investment Advisor has no advisory clients other than the Fund and therefore they could not compare the Fund’s fees to the fees charged by the Investment Advisor to any other client. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement at that time was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund, but determined that Trust management should work with the Investment Advisor to change the Fund’s fee structure as discussed above and determine the appropriate investment advisory fee for the Fund.  In that connection, the Board renewed the Advisory Agreement through December 31, 2013, pending such further determination.

The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, and determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including its receipt of investment advisory fees and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Ironclad Managed Risk Fund
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 4/1/13 to 9/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees.  Therefore, the information should be in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/13	9/30/13	4/1/13 – 9/30/13
Actual Performance	$1,000.00	$1,018.30	$6.33
Hypothetical (5% annual return before expenses)	1,000.00	1,018.73	6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Ironclad Managed Risk Fund
A series of the Investment Managers Series Trust

Investment Advisor
Ironclad Investments LLC
160 International Parkway, Suite 250
Heathrow, Florida  32746

Independent Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ironclad Managed Risk Fund	IRONX	461418 642

Privacy Principles of the Ironclad Managed Risk Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ironclad Managed Risk Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 979-IRON (4766) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 979-IRON (4766) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 979-IRON (4766).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ironclad Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 979-IRON (4766)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-979-4766.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2013	FYE 9/30/2012
Audit Fees	$13,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2013	FYE 9/30/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 9/30/2013	FYE 9/30/2012
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/4/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/4/13